Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 64,121	$ 64,702
Average outstanding balance during the year	$ 56,807	$ 56,001
Weighted average interest rate for the year	2.90%	4.20%
Effective interest rate at year-end	2.60%	3.80%